SCHEDULE OF COMPONENTS OF ACCOUNTS RECEIVABLES AGING (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables	$ 9,733	$ 5,492
Current [member]
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables	8,802	4,879
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables	549	333
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables	$ 382	19
Later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables		$ 261